Debt and Credit Facilities (Narrative) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2025	Jun. 30, 2025	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Commercial paper				$ 0
Interest expense, debt				582,000,000	$ 396,000,000	$ 356,000,000
Repayments of long-term debt				1,400,000,000	$ 2,039,000,000	$ 2,058,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of Credit Facility, Increase In Maximum Borrowing Capacity			$ 750,000,000
Line of Credit Facility, Maximum Borrowing Capacity			3,000,000,000
Credit facility outstanding amount				$ 0
Senior Unsecured Notes 4.850% Due 2028
Line of Credit Facility [Line Items]
Stated interest rate				4.85%
Senior Unsecured Notes 4.850% Due 2028 | Senior Notes
Line of Credit Facility [Line Items]
Debt face amount			$ 800,000,000
Stated interest rate			4.85%
3.375% Notes due 2028
Line of Credit Facility [Line Items]
Stated interest rate				3.375%
Senior Unsecured Notes, 4.250% Due 2029
Line of Credit Facility [Line Items]
Stated interest rate				4.25%
Senior Unsecured Notes 3.375% due 2025
Line of Credit Facility [Line Items]
Stated interest rate	3.375%				3.375%
Repayments of long-term debt	$ 750,000,000
Senior Unsecured Notes 4.625% due 2046
Line of Credit Facility [Line Items]
Stated interest rate				4.625%
3.625% Notes due 2036
Line of Credit Facility [Line Items]
Stated interest rate				3.625%
Commercial Paper
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 3,000,000,000
Debt term			397 days
Senior Unsecured Notes, 4.550% Due 2027
Line of Credit Facility [Line Items]
Stated interest rate				4.55%
Senior Unsecured Notes, 4.550% Due 2027 | Senior Notes
Line of Credit Facility [Line Items]
Debt face amount			$ 500,000,000
Stated interest rate			4.55%
Senior Unsecured Notes, 4.700% Due 2027
Line of Credit Facility [Line Items]
Stated interest rate				4.70%
Senior Unsecured Notes, 4.700% Due 2027 | Senior Notes
Line of Credit Facility [Line Items]
Debt face amount			$ 700,000,000
Stated interest rate			4.70%
Senior Unsecured Notes, 5.200% Due 2035
Line of Credit Facility [Line Items]
Stated interest rate				5.20%
Senior Unsecured Notes, 5.200% Due 2035 | Senior Notes
Line of Credit Facility [Line Items]
Debt face amount			$ 1,000,000,000
Stated interest rate			5.20%
Senior Unsecured Notes, 1.150% Due 2025
Line of Credit Facility [Line Items]
Stated interest rate					1.15%
Senior Unsecured Notes, 1.150% Due 2025 | Senior Notes
Line of Credit Facility [Line Items]
Stated interest rate				1.15%
Repayments of long-term debt		$ 650,000,000